RELATED PARTY TRANSACTIONS - Revenues from related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party
RELATED PARTY TRANSACTIONS
Revenues	¥ 677,167	¥ 865,647	¥ 664,203
Online marketing services | Ziroom
RELATED PARTY TRANSACTIONS
Revenues	55,386	74,961	90,262
Platform services | IFM
RELATED PARTY TRANSACTIONS
Revenues	98,180	91,825	65,258
Agency services | Ziroom
RELATED PARTY TRANSACTIONS
Revenues	16,185	51,118	34,197
Agency services | Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Revenues	2,192	6,901	5,183
Technical services | Tencent
RELATED PARTY TRANSACTIONS
Revenues	0	0	745
Agency services and other services | Shengdu
RELATED PARTY TRANSACTIONS
Revenues	0	0	8,700
Commission support services | Brokerage firms
RELATED PARTY TRANSACTIONS
Revenues	473,539	606,062	441,471
Platform and franchise services | Brokerage firms
RELATED PARTY TRANSACTIONS
Revenues	24,325	27,184	13,011
Others
RELATED PARTY TRANSACTIONS
Revenues	¥ 7,360	¥ 7,596	¥ 5,376